Note 10 - Goodwill (Details) - Components of Goodwill - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Goodwill [Line Items]
Balance	$ 286,121	$ 215,709
Goodwill acquired during the year	43,373	99,561	$ 65,516
Goodwill disposed during the year	(111)	(1,104)
Other items		(1,485)
Foreign exchange	(23,703)	(26,560)
Goodwill				$ 335,263
Accumulated impairment loss				(29,583)
	305,680	286,121	215,709	305,680
Balance	305,680	286,121	215,709
Americas [Member]
Goodwill [Line Items]
Balance	69,820	72,270
Goodwill acquired during the year	39,627	1,256
Goodwill disposed during the year		(1,104)
Other items		(1,485)
Foreign exchange	(2,650)	(1,117)
Goodwill				133,068
Accumulated impairment loss				(26,271)
	69,820	72,270	72,270	106,797
Balance	106,797	69,820	72,270
EMEA [Member]
Goodwill [Line Items]
Balance	167,304	95,804
Goodwill acquired during the year	3,322	92,847
Goodwill disposed during the year	(111)
Foreign exchange	(16,159)	(21,347)
Goodwill				157,668
Accumulated impairment loss				(3,312)
	167,304	95,804	95,804	154,356
Balance	154,356	167,304	95,804
Asia Pacific [Member]
Goodwill [Line Items]
Balance	48,997	47,635
Goodwill acquired during the year	424	5,458
Foreign exchange	(4,894)	(4,096)
Goodwill				44,527
	48,997	47,635	47,635	$ 44,527
Balance	$ 44,527	$ 48,997	$ 47,635